PROPERTY AND EQUIPMENT, NET	12 Months Ended
Dec. 31, 2018
PROPERTY AND EQUIPMENT, NET [Abstract]
PROPERTY AND EQUIPMENT, NET
NOTE 6:-	PROPERTY AND EQUIPMENT, NET

Composition and movement:

2018:

	Machinery	Office furniture and equipment	Leasehold improvements	Project in process	Total
Cost:

Balance at January 1, 2018	$2,181	$396	$992	$47	$3,616
Additions	973	139	107	421	1,640

Balance at December 31, 2018	3,154	535	1,099	468	5,256

Accumulated depreciation:

Balance at January 1, 2018	1,558	308	810	-	2,676
Depreciation	195	37	37	-	269

Balance at December 31, 2018	1,753	345	847	-	2,945

Property and equipment, net at December 31, 2018	$1,401	$190	$252	$468	$2,311

2017:

	Machinery	Office furniture and equipment	Leasehold improvements	Project in process	Total
Cost:

Balance at January 1, 2017	$1,902	$369	$943	$-	$3,214
Additions	279	27	49	47	402

Balance at December 31, 2017	2,181	396	992	47	3,616

Accumulated depreciation:

Balance at January 1, 2017	1,433	292	789	-	2,514
Depreciation	125	16	21	-	162

Balance at December 31, 2017	1,558	308	810	-	2,676

Property and equipment, net at December 31, 2017	$623	$88	$182	$47	$940